Shareholders' Equity and Earnings Per Common Share (Q3) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 23, 2017	Jan. 21, 2016	Jan. 21, 2015
Earnings Per Share Reconciliation [Abstract]
Net income		$ 6,859	$ 6,373	$ 18,764	$ 16,911	$ 22,766	$ 20,017	$ 18,021
Weighted average shares outstanding (in shares)	[1]	21,334	21,232	21,325	21,421	21,378	22,716	22,927
Effect of stock options (in shares)		138	149	144	150	151	119	124
Stock units for deferred compensation plan for non-employee directors (in shares)		121	116	120	115	115	112	114
Performance share units (in shares)		59	52	57	42	48	0	0
Restricted stock units (in shares)		0	0	0	46	35	233	306
Weighted average shares outstanding for calculation of diluted earnings per share (in shares)		21,652	21,549	21,646	21,774	21,727	23,180	23,471
Net income per common share [Abstract]
Basic (in dollars per share)	[1]	$ 0.32	$ 0.30	$ 0.88	$ 0.79	$ 1.06	$ 0.88	$ 0.79
Diluted (in dollars per share)		$ 0.32	$ 0.30	$ 0.87	$ 0.78	$ 1.05	$ 0.86	$ 0.77
Common Stock [Member]
Class of Stock [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased									5.00%	5.00%	5.00%
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares excluded from computation of diluted loss per share (in shares)		0	30	0	30	0	30	30

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.